Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of significant influence is valued by the equity method (Detail) - ARS ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 23, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Nera Agro Holding S.L.
Disclosure of joint ventures [line items]
Equity Investment	50.00%	50.00%	50.00%
Investments in associates		$ 9,496,633	$ 9,496,633	$ 0
Play Digital S.A.
Disclosure of joint ventures [line items]
Equity Investment %			19.79%
Investments in associates		$ 3,318,167	$ 3,318,167	$ 5,377,403